Significant Accounting Policies - Balance Sheet of additional VIE (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 736,114	$ 718,684	$ 734,747	$ 528,933
Restricted cash	46,967	34,274
Trade accounts receivable, net	169,651	297,059
Other current assets	37,986	29,924
Total current assets	990,718	1,079,941
FIXED ASSETS, NET:
Drilling units, machinery and equipment, net	1,852,167	2,438,292
Total fixed assets, net	1,852,167	2,983,761
OTHER NON-CURRENT ASSETS:
Restricted cash	0	20,008
Total assets	2,851,965	4,091,544
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	81,632	640,557
Accounts payable and other current liabilities	41,338	53,891
Accrued liabilities	45,018	86,750
Total current liabilities	184,043	812,011
NON-CURRENT LIABILITIES
Long term debt, net of current portion and deferred financing costs	450,000	3,247,216
Total non-current liabilities	464,702	3,268,783
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $20 par value; 1,000 shares authorized and issued at December 31, 2016 and 2017	916	0
Additional paid-in capital	5,722,078	3,525,252
Retained earnings	(3,523,250)	(3,517,848)
Total shareholders' equity	2,203,220	10,750	$ 3,274,765	$ 3,166,276
Total liabilities and shareholders' equity	2,851,965	4,091,544
Drillship Alonissos Stock Trust
CURRENT ASSETS:
Cash and cash equivalents	110	167
Restricted cash	45,339	31,956
Trade accounts receivable, net	0	3,341
Other current assets	1,929	1,884
Total current assets	47,378	37,348
FIXED ASSETS, NET:
Drilling units, machinery and equipment, net	175,362	675,420
Total fixed assets, net	175,362	675,420
OTHER NON-CURRENT ASSETS:
Restricted cash	0	20,008
Total non-current assets, net	0	20,008
Total assets	222,740	732,776
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	81,632	164,218
Accounts payable and other current liabilities	249	5,218
Accrued liabilities	4,416	1,791
Total current liabilities	86,297	171,227
NON-CURRENT LIABILITIES
Long term debt, net of current portion and deferred financing costs	0	82,947
Total non-current liabilities	0	82,947
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $20 par value; 1,000 shares authorized and issued at December 31, 2016 and 2017	20	20
Additional paid-in capital	960	960
Retained earnings	135,463	477,622
Total shareholders' equity	136,443	478,602
Total liabilities and shareholders' equity	$ 222,740	$ 732,776